CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating activities:
Net (loss) / income	$ 27,303,970	¥ 190,084,771	¥ (349,027,476)	¥ (184,662,871)
Adjustments to reconcile net (loss) / income to net cash provided by operating activities
Allowance / (reversals) for doubtful accounts	439,597	3,060,389	(1,215,464)	1,908,399
Share-based compensation	2,818,636	19,622,779	265,874,927	62,527,098
Change in fair value of a convertible loan			34,499,858	43,006,399
Depreciation and amortization	4,658,047	32,428,391	18,881,376	9,746,569
Investment income	(874,548)	(6,088,425)	(4,601,849)	(2,315,536)
Unrealized foreign exchange loss / (gain)	(101,513)	(706,712)	108,528	219,885
Loss on disposal of property, plant and equipment	6,705	46,679	227,720	4,697
Write-down of inventories	1,506,958	10,491,137	18,254,406
Changes in operating assets and liabilities:
Accounts receivable	(9,173,525)	(63,864,244)	(42,827,269)	8,307,152
Inventories	(6,713,684)	(46,739,327)	(72,410,646)	(21,444,209)
Prepayments and other current assets	(566,480)	(3,943,720)	(19,570,371)	24,498,743
Other non-current assets	(347,525)	(2,419,398)	(130,199)
Accounts payable	1,338,986	9,321,752	124,728,425	53,119,693
Advances from customers	(1,871,291)	(13,027,552)	(27,997,528)	35,169,999
Deferred revenue	2,926,772	20,375,602	2,903,070	5,143,914
Other non-current liabilities	76,483	532,460	5,231,091	5,682,222
Deferred income tax liability	108,277	753,805
Income taxes payable	432,906	3,013,805
Accrued expenses and other current liabilities	3,697,067	25,738,243	55,640,518	39,151,124
Net cash provided by operating activities	25,665,838	178,680,435	8,569,117	80,063,278
Investing activities:
Cash paid for purchase of property, plant and equipment	(16,408,721)	(114,234,236)	(32,017,882)	(23,244,485)
Purchase of land use right	(3,556,866)	(24,762,190)	(12,329,652)
Purchase of intangible assets	(289,817)	(2,017,645)	(8,941,893)
Purchase of term deposits	(24,763,288)	(172,397,059)	(95,540,873)
Cash received from redemption of term deposits	3,962,116	27,583,462	75,638,800
Cash paid for purchase of short-term investments	(259,769,475)	(1,808,463,130)	(1,308,000,000)	(412,000,000)
Cash received from sale of short-term investments	233,617,966	1,626,401,557	1,277,601,849	379,315,536
Net cash used in investing activities	(67,208,085)	(467,889,241)	(103,589,651)	(55,928,949)
Financing activities:
Proceeds from issuance of Class A Ordinary Shares upon IPO, net of underwriting commissions and discounts of RMB30,599,667			406,538,433
Payment of issuance cost of Class A Ordinary Shares in connection with IPO	(449,688)	(3,130,639)	(20,089,502)
Issuance of Series B Redeemable Convertible Preferred Shares			161,392,196
Cash received from exercise of employee stock option	143,199	996,926
Cash paid for repurchase of Ordinary Shares			(4,202,335)
Proceeds from short-term bank borrowings	38,248,763	266,280,240	199,978,003	118,701,147
Repayment for short-term bank borrowings	(32,874,273)	(228,864,111)	(188,234,207)	(49,997,837)
Net cash provided by financing activities	5,068,001	35,282,416	555,382,588	68,703,310
Effect of foreign currency exchange rate changes on cash and restricted cash	1,035,094	7,206,098	6,074,726	(13,064,824)
Net increase / (decrease) in cash and restricted cash	(35,439,152)	(246,720,292)	466,436,780	79,772,815
Cash and restricted cash at the beginning of the year	107,489,773	748,322,305	281,885,525	202,112,710
Cash and restricted cash at the end of the year	72,050,621	501,602,013	748,322,305	281,885,525
Supplemental information
Interest paid	1,394,094	9,705,406	7,656,695	¥ 3,117,410
Income tax paid	638,733	4,446,731
Payable for issuance cost of Class A Ordinary Shares in connection with IPO			¥ (3,130,639)
Payable for the construction of building	$ 3,301,233	¥ 22,982,521